Capital Management and Dividends - Additional Information (Detail) AUD / shares in Units, $ / shares in Units, AUD in Millions, $ in Millions		3 Months Ended			12 Months Ended
	May. 19, 2016 $ / shares	Mar. 31, 2016	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 AUD AUD / shares shares	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Dividends Payable [Line Items]
Percentage of stock buyback program authorized		5.00%			5.00%
Aggregate number of common stock repurchased and cancelled | shares			1,653,247	1,653,247
Aggregate cost of common stock repurchased			$ 22.3	AUD 30.0	$ 22.3	$ 9.1	$ 22.1
Average price paid per share of common stock repurchased and cancelled | (per share)			$ 13.50	AUD 18.14
Ordinary dividend record date		Jun. 09, 2016
Ordinary dividend payment Date		Aug. 05, 2016
Subsequent Event [Member]
Dividends Payable [Line Items]
Ordinary dividend declared | $ / shares	$ 0.29
Fiscal 2017 Program [Member]
Dividends Payable [Line Items]
Aggregate cost of common stock repurchased | $					$ 100.0